Accounting Policies - Change in the Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2016	Oct. 31, 2015	Oct. 31, 2014
Accounting Policies [Abstract]
Beginning balance	$ 768	$ 795	$ 564
Net recorded expense	1,075	620	850
Write-offs, net of recoveries/payments	(220)	(647)	(619)
Ending balance	$ 1,623	$ 768	$ 795